Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 13,443.8	€ 10,775.2	€ 4,800.9
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,853.3	2,364.5	1,188.8
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,416.2	1,883.4	873.8
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,031.0	1,589.7	564.0
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	791.0	640.4	229.6
Other
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 5,352.3	€ 4,297.2	€ 1,944.7